UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08025

Self Storage Group, Inc.
(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor, New York, NY	10005
(Address of principal executive offices)	(Zip code)

John F. Ramirez, Esq.
Self Storage Group, Inc.
11 Hanover Square, 12th Floor
New York, NY 10005

Registrant's telephone number, including area code:	1-212-785-0900

Date of fiscal year end:	12/31

Date of reporting period:	07/01/2014 - 06/30/2015

Item 1. Proxy Voting Record

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote; and

(i) Whether the registrant cast its vote for or against management.

Self Storage Group, Inc.

CUBESMART Meeting Date: MAY 27, 2015 Record Date: MAR 13, 2015 Meeting Type: ANNUAL
Ticker: CUBE Security ID: 229663109
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director William M. Diefenderfer, III	Management	For	For
1.2	Elect Director Piero Bussani	Management	For	For
1.3	Elect Director Christopher P. Marr	Management	For	For
1.4	Elect Director Marianne M. Keler	Management	For	For
1.5	Elect Director Deborah R. Salzberg	Management	For	For
1.6	Elect Director John F. Remondi	Management	For	For
1.7	Elect Director Jeffrey F. Rogatz	Management	For	For
1.8	Elect Director John W. Fain	Management	For	For
2	Increase Authorized Common Stock	Management	For	For
3	Amend Stock Ownership Limitations	Management	For	For
4	Amend Stock Ownership Limitations	Management	For	For
5	Ratify KPMG LLP as Auditors	Management	For	For
6	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For

EXTRA SPACE STORAGE INC. Meeting Date: MAY 26, 2015 Record Date: MAR 30, 2015 Meeting Type: ANNUAL
Ticker: EXR Security ID: 30225T102
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Kenneth M. Woolley	Management	For	For
1.2	Elect Director Spencer F. Kirk	Management	For	For
1.3	Elect Director Karl Haas	Management	For	For
1.4	Elect Director Joseph D. Margolis	Management	For	For
1.5	Elect Director Diane Olmstead	Management	For	For
1.6	Elect Director Roger B. Porter	Management	For	For
1.7	Elect Director K. Fred Skousen	Management	For	For
2	Ratify Ernst & Young LLP as Auditors	Management	For	For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
4	Approve Omnibus Stock Plan	Management	For	For

PUBLIC STORAGE Meeting Date: APR 30, 2015 Record Date: MAR 06, 2015 Meeting Type: ANNUAL
Ticker: PSA Security ID: 74460D109
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Ronald L. Havner, Jr.	Management	For	For
1.2	Elect Director Tamara Hughes Gustavson	Management	For	For
1.3	Elect Director Uri P. Harkham	Management	For	For
1.4	Elect Director B. Wayne Hughes, Jr	Management	For	For
1.5	Elect Director Avedick B. Poladian	Management	For	For
1.6	Elect Director Gary E. Pruitt	Management	For	For
1.7	Elect Director Ronald P. Spogli	Management	For	For
1.8	Elect Director Daniel C. Staton	Management	For	For
2	Ratify Ernst & Young LLP as Auditors	Management	For	For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For

SOVRAN SELF STORAGE, INC. Meeting Date: MAY 21, 2015 Record Date: MAR 20, 2015 Meeting Type: ANNUAL
Ticker: SSS Security ID: 84610H108
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Robert J. Attea	Management	For	For
1.2	Elect Director Kenneth F. Myszka	Management	For	For
1.3	Elect Director Charles E. Lannon	Management	For	For
1.4	Elect Director Stephen R. Rusmisel	Management	For	For
1.5	Elect Director Arthur L. Havener, Jr.	Management	For	For
1.6	Elect Director Mark G. Barberio	Management	For	For
2	Approve Omnibus Stock Plan	Management	For	For
3	Amend Deferred Compensation Plan	Management	For	For
4	Ratify Ernst & Young LLP as Auditors	Management	For	For
5	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Self Storage Group, Inc.

By:	/s/ Mark C. Winmill
Mark C. Winmill, Chief Executive Officer

Date: August 3, 2015